Client Concenrations (Details)	3 Months Ended		12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Customer Concentration Risk [Member]
Client Concenrations [Line Items]
Percentage of revenue	70.00%
Percentage of remaining revenue from private customers		19.00%	25.00%	1.00%
Number of customers	eight	eleven
Customer Concentration Risk [Member] | Customers Four [Member] | Accounts Receivable [Member]
Client Concenrations [Line Items]
Concentration percentage	77.00%		90.00%	69.00%
Customer Concentration Risk [Member] | Customers Two [Member] | Accounts Receivable [Member]
Client Concenrations [Line Items]
Concentration percentage					63.00%
Government Contracts Concentration Risk [Member]
Client Concenrations [Line Items]
Percentage of revenue		81.00%	75.00%	99.00%	100.00%
Percentage of remaining revenue from private customers	30.00%